FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Jun. 30, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following table sets forth by level within the fair value hierarchy a summary of the Plan’s investments measured at fair value on a recurring basis at June 30, 2025 and 2024:

	2025	2024
Cash - Level 1	$46,586	$37,083
Common stock - Level 1	31,546,618	34,863,218
Mutual Funds - Level 1	63,800,456	64,782,119

Fair Value Sub-total	95,393,660	99,682,420

Investment measured at NAV - Common collective trust fund	64,523	25,788

Total	$95,458,183	$99,708,208